Contingencies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Payments made	$ 2,000,000	$ 1,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Plaintiff sought value	$ 125,000,000